Operating Profit (Details) - Schedule of Operating Profit - ZAR (R) R in Thousands		12 Months Ended
		Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Operating profit is stated after accounting for the following charges:
Depreciation of property, plant and equipment		R 588,660	R 493,788	R 458,281
Amortization of capitalized commission assets		83,155	64,707	64,566
Amortization of intangible assets		59,482	51,143	39,078
Employee benefits expense	[1]	1,076,244	865,831	720,606
Defined contribution plan		R 45,468	R 44,681	R 26,534

[1]	After offsetting government grant received ZAR nil (2023: ZAR nil million, 2022: ZAR 6.7 million).